Schedule of operating right of use assets and operating lease liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Lease Right-of-use Assets And Lease Liabilities
Office lease	$ 2,151,613	$ 836,697
Less accumulated amortization	(53,790)	(549,375)
Right-of-use, net	2,097,823	287,322
Operating lease liabilities
Lease liabilities	2,144,333	298,560
Less: current portion	295,719	286,378
Long term portion	$ 1,848,614	$ 12,182